Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Operating Income (Expenses), Net

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Gain on disposal of property, plant and equipment, net	2,575	132,777	14,274	466
Impairment on property, plant and equipment	(8,198)	(956)	—	—
Gain on disposal of scrapped materials	30,476	27,940	59,380	1,940
Gain on disposal of items purchased on behalf of others	48,812	26,417	31,268	1,021
Royalty income	—	11,998	43,224	1,412
Insurance compensation income	7,033	486,858	147	5
Others	9,608	7,800	(779)	(25)

	90,306	692,834	147,514	4,819